Deferred Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Gross deferred tax assets	$ 55,008	$ 123,078
Deferred tax charged to profit or loss	65,211	(68,519)
Exchange realignment	(2,762)	449
Gross deferred tax assets	$ 117,457	$ 55,008